Taxes on Income (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxes on Income [Abstract]
Loss before taxes on income, as reported in the statement of profit or loss	$ (12,975)	$ (11,747)	$ (5,312)
Loss before taxes on income, as reported in the statement of operations, percentage	100.00%	100.00%	100.00%
Theoretical tax saving on this profit or loss	$ (2,984)	$ (2,702)	$ (1,275)
Theoretical tax saving on this profit or loss, percentage	(23.00%)	(23.00%)	(24.00%)
Increase in taxes resulting from permanent differences - non-deductible expenses	$ 1,039	$ 524	$ 83
Increase in taxes resulting from permanent differences - non-deductible expenses, percentage	8.00%	4.50%	1.60%
Increase in taxes resulting from tax losses in the reported year for which deferred taxes were not recognized	$ 1,968	$ 2,184	$ 1,193
Increase in taxes resulting from tax losses in the reported year for which deferred taxes were not recognized, percentage	15.20%	18.60%	22.50%
Tax expenses	$ 23	$ 6	$ 1
Tax expenses, percentage	0.18%	0.05%	0.02%